Earnings per Share	12 Months Ended
Dec. 31, 2023
Earnings per Share [Abstract]
Earnings per Share
15.	Earnings per Share:

The calculation of net income per common share is summarized below:

	For the years ended December 31,
	2023	2022	2021

Net income	$2,282	$17,239	$41,348
Less: Dividends to non-vested participating securities	(61)	(227)	-
Less: Undistributed earnings to non-vested participating securities	(10)	(105)	-
Net income attributable to common shareholders, basic	$2,211	$16,907	$41,348

Undistributed earnings to non-vested participating securities	$10	$105	$-
Undistributed earnings reallocated to non-vested participating securities	(10)	(51)	-
Interest effect of convertible notes	-	-	6,473
Net income attributable to common shareholders, diluted	$2,211	$16,961	$47,821

Weighted average common shares outstanding, basic	18,394,419	17,439,033	15,332,191
Effect of dilutive securities:
Warrants	48,269	245,015	541,009
Non-vested participating securities	-	-	169,522
Convertible notes shares	-	-	3,091,031
Weighted average common shares outstanding, diluted	18,442,688	17,684,048	19,133,753

Net income per share attributable to common shareholders, basic	$0.12	$0.97	$2.70
Net income per share attributable to common shareholders, diluted	$0.12	$0.96	$2.50

As of December 31, 2023, 607,580 non-vested participating shares under the Company’s Equity Incentive Plan were excluded from the computation of diluted shares as their effect was already considered under the more dilutive two-class method used above (Note 16). Additionally, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as of December 31, 2023, because to do so would have anti-dilutive effect, are any incremental shares of unexercised warrants that are out-of-the money as of the reporting date (Note 12), calculated with the treasury stock method, as well as shares assumed to be converted with respect to the convertible notes (Note 9) calculated with the if-converted method.

As of December 31, 2022, non-vested participating shares under the Company’s Equity Incentive Plan of 294,231 were excluded from the computation of diluted shares as their effect was already considered under the more dilutive two-class method used above (Note 16). As of December 31, 2022, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are 38,332 incremental shares of unexercised warrants that are out-of-the money as of the reporting date (Note 12), calculated with the treasury stock method, as well as 930,416 shares assumed to be converted with respect to the convertible notes (Note 9) calculated with the if-converted method.

As of December 31, 2021, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, were 81,230 potentially issuable shares of unexercised warrants that were out-of-the money as of December 31, 2021.